Note 37 - Interest Income and Expense - Interest Income And Expenses Change In The Balance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	€ 22	[1]	€ 3
Interest Income Expense Price Effect	30	[2]	71
Interest Income Expense Total Effect	51		74
Securities Portfolio And Derivatives [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	67	[1]	(632)
Interest Income Expense Price Effect	916	[2]	285
Interest Income Expense Total Effect	983		(347)
Loans And Advances To Central Banks [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(128)	[1]	(66)
Interest Income Expense Price Effect	128	[2]	94
Interest Income Expense Total Effect	0		29
Loans And Advances To Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(14)	[1]	(13)
Interest Income Expense Price Effect	187	[2]	279
Interest Income Expense Total Effect	172		266
Loans And Advances To Customer [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(1,609)	[1]	(199)
Interest Income Expense Price Effect	1,152	[2]	1,606
Interest Income Expense Total Effect	(456)		1,408
Loans And Advances To Customers Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(267)	[1]	(94)
Interest Income Expense Price Effect	199	[2]	(206)
Interest Income Expense Total Effect	(68)		(301)
Loans And Advances To Customers Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(1,219)	[1]	115
Interest Income Expense Price Effect	830	[2]	1,593
Interest Income Expense Total Effect	(389)		1,708
Other Assets [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(25)	[1]	(24)
Interest Income Expense Price Effect	(190)	[2]	184
Interest Income Expense Total Effect	(215)		160
Interest Income [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	0	[1]	0
Interest Income Expense Price Effect	0	[2]	0
Interest Income Expense Total Effect	535		1,588
Deposits From Central Banks And Credit Institutions [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(624)	[1]	(208)
Interest Income Expense Price Effect	604	[2]	554
Interest Income Expense Total Effect	(20)		346
Customer Depositis [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(393)	[1]	(101)
Interest Income Expense Price Effect	(55)	[2]	1,164
Interest Income Expense Total Effect	(448)		1,063
Customers Deposits Euros [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(20)	[1]	(35)
Interest Income Expense Price Effect	(104)	[2]	(269)
Interest Income Expense Total Effect	(124)		(305)
Customers Deposits Foreign Currency [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(448)	[1]	57
Interest Income Expense Price Effect	124	[2]	1,311
Interest Income Expense Total Effect	(324)		1,368
Debt Securities Issued [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	(161)	[1]	(109)
Interest Income Expense Price Effect	282	[2]	3
Interest Income Expense Total Effect	122		(106)
Other liabilities [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	274	[1]	(82)
Interest Income Expense Price Effect	774	[2]	(332)
Interest Income Expense Total Effect	1,048		(414)
Interest Expenses
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	0		0
Interest Income Expense Price Effect	0		0
Interest Income Expense Total Effect	702
Total [Member]
Interest Income Expemse Change Balance Line Items
Interest Income Expense Volume Effect	0		0
Interest Income Expense Price Effect	0		0
Interest Income Expense Total Effect	€ (167)		€ 699

[1]	(1) T he volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.
[2]	(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.